Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:			Non-GAAP Operating Profit ($K)

Year	Vikram Verma ($)	David Sipes ($)	Samuel Wilson ($)	Vikram Verma ($)	David Sipes ($)	Samuel Wilson ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($k)

2024	—	—	4,664,103	—	—	2,216,979	1,711,212	938,524	20.98	201.46	(67,592)	94,700
2023	—	5,089,550	5,044,815	—	(1,816,449)	2,935,365	1,839,966	929,226	32.40	159.34	(73,143)	64,200
2022	—	6,670,866	—	—	(28,882,064)	—	2,757,663	(2,549,356)	97.82	190.46	(175,383)	10,600
2021	3,139,200	27,059,115	—	10,113,170	40,028,710	—	2,023,181	5,454,065	252.06	203.27	(165,585)	(11,100)

Company Selected Measure Name	non-GAAP operating profit
Named Executive Officers, Footnote	Our PEOs were as follows: (1) Vikram Verma and David Sipes were our PEOs for fiscal 2021; (2) Mr. Sipes was our PEO for fiscal 2022; and (3) Mr. Sipes and Samuel Wilson were our PEOs for fiscal 2023 and (4) Mr. Wilson was our PEO for fiscal 2024. Specifically, Mr. Verma served as our CEO in fiscal 2021 until he resigned in December 2020 and was replaced by Mr. Sipes. Mr. Sipes served as CEO until November 30, 2022, when he was succeeded by Samuel Wilson, who served as interim CEO for the remainder of fiscal 2023 and is currently our permanent CEO.The non-PEO NEOs for each fiscal year shown in the table were as follows: 2021 - Steve Seger, Matthew Zinn, Dejan Deklich, Bryan Martin, Steven Gatoff, Samuel Wilson; 2022 - Dejan Deklich, Stephanie Garcia, Matthew Zinn, Hunter Middleton, Samuel Wilson; 2023 - Kevin Kraus, Matthew Zinn, Laurence Denny, Suzy Seandel and Hunter Middleton; 2024 - Kevin Kraus, Laurence Denny, Hunter Middleton and Suzy Seandel.
Peer Group Issuers, Footnote	The peer group used for this data is the S&P Software and Services index, which is the peer group used as the basis of relative TSR measurement in the PSUs granted in fiscal 2023. The comparison assumes $100 was invested for the period starting April 1, 2020, through the end of the listed fiscal year in our common stock and in the S&P Software and Services index, respectively.
Adjustment To PEO Compensation, Footnote
The following are the adjustments made to the summary compensation table totals to determine the amounts shown as compensation actually paid for the PEO:

	Vikram Verma 2021 ($)	David Sipes			Samuel Wilson

		2021 ($)	2022 ($)	2023 ($)	2023 ($)	2024 ($)

(A) Pension Plans—Present Value: Deduct the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	N/A	N/A	N/A	N/A	N/A	N/A
(B) Pension Plans—Service Costs: Add the aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans	N/A	N/A	N/A	N/A	N/A	N/A
(C) Equity Awards
(1) Deduct the amounts reported in the Summary Compensation Table under “Stock Awards” and “Option Awards”:	—	(26,915,414)	(6,070,605)	(4,272,104)	(4,025,897)	(3,702,600)
(i) Add the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the year:	—	39,885,009	2,335,035	—	2,682,179	2,138,400
(ii) Add the amount equal to the change as of the end of the year (from the end of the prior year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the year:	6,867,968	—	(29,161,912)	—	(627,708)	(624,748)
(iii) Add, for awards that are granted and vest in the same year, the fair value as of the vesting date:	—	—	499,152	2,035,951	113,039	—
(iv) Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the year:	495,916	—	(3,154,600)	(3,059,630)	(211,779)	(254,451)
(v) Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the year, the amount equal to the fair value at the end of the prior year:	(389,913)	—	—	(1,610,216)	(39,283)	(3,725)
(vi) Add the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in the total compensation for the year:	N/A	N/A	N/A	N/A	N/A	N/A
Total	6,973,970	12,969,595	(35,552,930)	(6,905,999)	(2,109,450)	(2,447,124)

Non-PEO NEO Average Total Compensation Amount	$ 1,711,212	$ 1,839,966	$ 2,757,663	$ 2,023,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 938,524	929,226	(2,549,356)	5,454,065
Adjustment to Non-PEO NEO Compensation Footnote	The following are the adjustments made to the summary compensation table totals to determine the amounts shown as compensation actually paid for the non-PEO NEOs:

	Non-PEO NEOs

	2021 ($)	2022 ($)	2023 ($)	2024 ($)

(A) Pension Plans—Present Value: Deduct the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	N/A	N/A	N/A	N/A
(B) Pension Plans—Service Costs: Add the aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans	N/A	N/A	N/A	N/A
(C) Equity Awards
(1) Deduct the amounts reported in the Summary Compensation Table under “Stock Awards” and “Option Awards”:	(1,507,760)	(2,333,715)	(1,299,052)	(1,099,122)
(i) Add the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the year:	4,149,125	835,039	702,123	634,787
(ii) Add the amount equal to the change as of the end of the year (from the end of the prior year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the year:	965,512	(1,526,867)	(134,185)	(258,278)
(iii) Add, for awards that are granted and vest in the same year, the fair value as of the vesting date:	88,388	95,331	60,162	N/A
(iv) Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the year:	170,462	(866,788)	(149,192)	(49,390)
(v) Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the year, the amount equal to the fair value at the end of the prior year:	(434,842)	(1,510,019)	(90,596)	(685)
(vi) Add the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in the total compensation for the year:	N/A	N/A	N/A	N/A
Total	3,430,884	(5,307,020)	(910,740)	(772,688)
Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	Explanation
Non-GAAP Operating Profit	See Appendix A for an explanation of Non-GAAP Operating Profit.
Service revenue	Service revenue consists of communication services subscriptions, platform usage revenue, and related fees from our UCaaS, CCaaS, and CPaaS offerings.
Net new monthly recurring revenue	Net new monthly recurring revenue (nnMRR) is an internal operating metric that represents performance of important parts of our business, but is not a direct representation of our entire business. For example, nnMRR excludes usage revenue, revenue from acquired customers, and revenue from professional services and endpoint hardware.

Total Shareholder Return Amount	$ 20.98	32.40	97.82	252.06
Peer Group Total Shareholder Return Amount	201.46	159.34	190.46	203.27
Net Income (Loss)	$ (67,592,000)	$ (73,143,000)	$ (175,383,000)	$ (165,585,000)
Company Selected Measure Amount	94,700,000	64,200,000	10,600,000	(11,100,000)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined non-GAAP operating profit to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEOs and Non-PEO NEOs for our fiscal year ended March 31, 2024. See Appendix A to this proxy statement for an explanation of the Company-selected measure “non-GAAP operating profit”
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Service revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Net new monthly recurring revenue
Vikram Verma [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 3,139,200
PEO Actually Paid Compensation Amount	0	0	0	$ 10,113,170
PEO Name				Vikram Verma
David Sipes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	5,089,550	6,670,866	$ 27,059,115
PEO Actually Paid Compensation Amount	0	$ (1,816,449)	$ (28,882,064)	$ 40,028,710
PEO Name		Mr. Sipes	Mr. Sipes	David Sipes
Samuel Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,664,103	$ 5,044,815	$ 0	$ 0
PEO Actually Paid Compensation Amount	2,216,979	$ 2,935,365	0	0
PEO Name		Samuel Wilson
PEO | Vikram Verma [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,973,970
PEO | Vikram Verma [Member] | Amounts Reported In The Summary Compensation Table Under “Stock Awards” And “Option Awards”: [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vikram Verma [Member] | Fair Value As Of The End Of The Year Of All Awards Granted During The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vikram Verma [Member] | Amount Of Change As Of The End Of The Year (From The End Of The Prior Year) In Fair Value Of Any Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,867,968
PEO | Vikram Verma [Member] | For Awards That Are Granted And Vest In The Same Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Vikram Verma [Member] | The Amount Equal To The Change As Of The Vesting Date In Fair Value Of Any Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				495,916
PEO | Vikram Verma [Member] | Any Awards Granted In Any Prior Year That Fail To Meet The Applicable Vesting Conditions During The Year The Amount Equal To The Fair Value At The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(389,913)
PEO | David Sipes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,905,999)	(35,552,930)	12,969,595
PEO | David Sipes [Member] | Amounts Reported In The Summary Compensation Table Under “Stock Awards” And “Option Awards”: [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,272,104)	(6,070,605)	(26,915,414)
PEO | David Sipes [Member] | Fair Value As Of The End Of The Year Of All Awards Granted During The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,335,035	39,885,009
PEO | David Sipes [Member] | Amount Of Change As Of The End Of The Year (From The End Of The Prior Year) In Fair Value Of Any Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(29,161,912)	0
PEO | David Sipes [Member] | For Awards That Are Granted And Vest In The Same Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,035,951	499,152	0
PEO | David Sipes [Member] | The Amount Equal To The Change As Of The Vesting Date In Fair Value Of Any Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,059,630)	(3,154,600)	0
PEO | David Sipes [Member] | Any Awards Granted In Any Prior Year That Fail To Meet The Applicable Vesting Conditions During The Year The Amount Equal To The Fair Value At The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,610,216)	0	0
PEO | Samuel Wilson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,447,124)	(2,109,450)
PEO | Samuel Wilson [Member] | Amounts Reported In The Summary Compensation Table Under “Stock Awards” And “Option Awards”: [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,702,600)	(4,025,897)
PEO | Samuel Wilson [Member] | Fair Value As Of The End Of The Year Of All Awards Granted During The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,138,400	2,682,179
PEO | Samuel Wilson [Member] | Amount Of Change As Of The End Of The Year (From The End Of The Prior Year) In Fair Value Of Any Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,748)	(627,708)
PEO | Samuel Wilson [Member] | For Awards That Are Granted And Vest In The Same Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	113,039
PEO | Samuel Wilson [Member] | The Amount Equal To The Change As Of The Vesting Date In Fair Value Of Any Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,451)	(211,779)
PEO | Samuel Wilson [Member] | Any Awards Granted In Any Prior Year That Fail To Meet The Applicable Vesting Conditions During The Year The Amount Equal To The Fair Value At The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,725)	(39,283)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(772,688)	(910,740)	(5,307,020)	3,430,884
Non-PEO NEO | Amounts Reported In The Summary Compensation Table Under “Stock Awards” And “Option Awards”: [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,099,122)	(1,299,052)	(2,333,715)	(1,507,760)
Non-PEO NEO | Fair Value As Of The End Of The Year Of All Awards Granted During The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,787	702,123	835,039	4,149,125
Non-PEO NEO | Amount Of Change As Of The End Of The Year (From The End Of The Prior Year) In Fair Value Of Any Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,278)	(134,185)	(1,526,867)	965,512
Non-PEO NEO | For Awards That Are Granted And Vest In The Same Year The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,162	95,331	88,388
Non-PEO NEO | The Amount Equal To The Change As Of The Vesting Date In Fair Value Of Any Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,390)	(149,192)	(866,788)	170,462
Non-PEO NEO | Any Awards Granted In Any Prior Year That Fail To Meet The Applicable Vesting Conditions During The Year The Amount Equal To The Fair Value At The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (685)	$ (90,596)	$ (1,510,019)	$ (434,842)